TRADE ACCOUNTS RECEIVABLE, NET - Summary of Accounts receivable (Details)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Jun. 30, 2019 CNY (¥)
Third Party
Total - third-party, net	$ 9,050,441	¥ 63,063,443	¥ 68,535,282
Related Party
Total - related-parties, net	489,368	3,409,912	3,409,912
Third Party [Member]
Third Party
Trade accounts receivable	9,582,154	66,768,415	72,180,616
Allowance for doubtful accounts	(531,713)	(3,704,972)	(3,645,334)
Urumqi Yikeli Automatic Control Equipment Co., Ltd [Member]
Related Party
Total - related-parties, net	$ 489,368	¥ 3,409,912	¥ 3,409,912